Note K - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 1,800
Operating Loss Carryforwards		$ 705
Effective Income Tax Rate Reconciliation, Percent		34.00%
Unrecognized Tax Benefits		$ 0	$ 0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		$ 1,200
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Open Tax Year		2014
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Open Tax Year		2016
State and Local Jurisdiction [Member] | Earliest Tax Year [Member]
Open Tax Year		2014
State and Local Jurisdiction [Member] | Latest Tax Year [Member]
Open Tax Year		2016
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%